Cover	Feb. 14, 2023
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 14, 2023
Entity File Number	001-35380
Entity Registrant Name	VITAL ENERGY, INC.
Entity Central Index Key	0001528129
Entity Tax Identification Number	45-3007926
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	521 E. Second Street
Entity Address, Address Line Two	Suite 1000
Entity Address, City or Town	Tulsa
Entity Address, State or Province	OK
Entity Address, Postal Zip Code	74120
City Area Code	918
Local Phone Number	513-4570
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	VTLE
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	15 W. Sixth Street
Entity Address, Address Line Two	Suite 900
Entity Address, City or Town	Tulsa
Entity Address, State or Province	OK
Entity Address, Postal Zip Code	74119